Revenue (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Revenue [Abstract]
Schedule of Components of Revenue, Net	The components of revenue, net were as follows:
	Three months ended September 30,		Six months ended September 30,
	2024	2023	2024	2023

Revenues from services
Facilitation revenue (net)	$2,239,538	$2,681,008	$4,445,940	$5,295,626
Other operating revenues	7,359	-	41,942	-
Total	$2,246,897	$2,681,008	$4,487,882	$5,295,626
The components of revenue, net were as follows:
	March 31, 2024	March 31, 2023
Income from rentals
Self-drive rentals	$-	$165,834
Revenues from services
Facilitation revenue (net)	9,836,434	8,586,785
Other operating revenues	60,799	73,587
Total	9,897,233	8,826,206

Schedule of Revenue by Geographical Location
	Three months ended September 30,		Six months ended September 30,
	2024	2023	2024	2023
Revenue by geographical location
India	$2,246,844	$2,649,769	$4,470,616	$5,223,818
Egypt	-	28,521	13,365	50,391
Vietnam	-	-	-	18,037
Indonesia	53	2,718	3,901	3,380
	$2,246,897	$2,681,008	$4,487,882	$5,295,626

Revenue by geographical location	March 31, 2024	March 31, 2023
India	$9,759,318	$8,615,615
Egypt	114,680	110,092
Vietnam	17,756	98,945
Indonesia	5,480	1,554
	9,897,233	8,826,206